POST-EMPLOYMENT BENEFITS - Retirement Benefit Status (Details) - EUR (€) € in Millions	Dec. 31, 2019	Dec. 31, 2018
Employee Benefits [Abstract]
Present value of obligation	€ (2,236)	€ (1,872)
Fair value of assets	2,096	1,804
Net benefit status:	(140)	(68)
Retirement benefit surplus	38	21
Retirement benefit obligation	€ (178)	€ (89)